UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Steven I. Koszalka

The American Funds Tax-Exempt Series II

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img3c6439321.jpg]

The Tax-Exempt Fund of California®

Investment portfolio

October 31, 2018

unaudited

Bonds, notes & other debt instruments 95.53% California 94.55% State issuers 37.30%	Principal amount (000)	Value (000)
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2034	$2,000	$2,090
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2035	2,000	2,073
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	5,000	5,195
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,322
Contra Costa Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.829% 2034 (put 2021)1	15,400	15,388
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	2,065	2,114
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	1,185	1,213
Educational Facs. Auth., Rev. Bonds (Artcenter College of Design), Series 2018-A, 5.00% 2032	950	1,081
Educational Facs. Auth., Rev. Bonds (Artcenter College of Design), Series 2018-A, 5.00% 2034	760	859
Educational Facs. Auth., Rev. Bonds (Artcenter College of Design), Series 2018-A, 5.00% 2035	1,300	1,463
Educational Facs. Auth., Rev. Bonds (Artcenter College of Design), Series 2018-A, 5.00% 2036	1,000	1,120
Educational Facs. Auth., Rev. Bonds (Artcenter College of Design), Series 2018-A, 5.00% 2037	1,265	1,414
Educational Facs. Auth., Rev. Bonds (Artcenter College of Design), Series 2018-A, 5.00% 2038	1,140	1,270
Educational Facs. Auth., Rev. Bonds (Artcenter College of Design), Series 2018-A, 5.00% 2044	2,000	2,210
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 2047	10,575	10,504
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021 (preref. 2020)	1,625	1,696
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040 (preref. 2020)	2,000	2,115
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,201
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,168
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 2032	2,500	2,788
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2001-A, National insured, 0% 2033	2,000	1,110
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020 (escrowed to maturity)	210	217
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029	3,265	3,642
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2014-A, 5.00% 2026	1,035	1,173
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2030	1,000	1,133
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2032	2,500	2,812
Fresno Unified School Dist., G.O. Bonds, Series 2018-A, 5.00% 2039	1,830	2,045
Various Purpose G.O. Bonds, Series 2009, 6.00% 2038	4,520	4,594
Various Purpose G.O. Bonds, Series 2009, 6.00% 2038 (preref. 2019)	2,480	2,525
Various Purpose G.O. Bonds, Series 2009, 6.00% 2039	2,000	2,077
Various Purpose G.O. Bonds, Series 2009, 6.50% 2033	2,285	2,327
Various Purpose G.O. Bonds, Series 2009, 6.50% 2033 (preref. 2019)	2,715	2,770
Various Purpose G.O. Bonds, Series 2011, 5.25% 2028	5,000	5,432
Various Purpose G.O. Bonds, Series 2011, 5.25% 2028	2,000	2,169
Various Purpose G.O. Bonds, Series 2013, (SIFMA Municipal Swap Index + 0.38%) 1.98% 2027 (put 2027)1	4,000	4,011
Various Purpose G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.83%) 2.412% 20291	1,500	1,500
Various Purpose G.O. Bonds, Series 2015, 5.25% 2032	5,000	5,715
Various Purpose G.O. Bonds, Series 2018, 5.00% 2023	2,500	2,809

The Tax-Exempt Fund of California — Page 1 of 30

unaudited

Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Golden Empire Schools, Fin. Auth., Lease Rev. Ref. Notes (Kern High School Dist. Projects), Series 2018, 5.00% 2021	$2,000	$2,142
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2033	2,765	3,053
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2027	3,460	2,637
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	11,000	8,837
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,601
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2045	3,580	3,856
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	3,640	3,990
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.00% 2047	3,955	3,868
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.25% 2047	315	317
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Series 2018-A-2, 5.00% 2047	5,000	4,890
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,360	3,371
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029 (preref. 2019)	1,500	1,543
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2036	500	559
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,167
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2042	2,500	2,748
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	3,781
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 2044	12,940	13,067
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	3,000	3,623
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2043	1,000	1,075
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016-B, 5.00% 2055	2,000	2,170
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2042	1,000	1,110
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2056	2,000	2,179
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2031	400	452
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2039	400	442
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2034	500	511
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2036	650	660
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	2,000	2,165
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,287
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,159
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2034	1,000	1,140
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2035	1,500	1,702
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2036	2,000	2,257
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2037	1,000	1,124
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-A-1, 5.00% 2027	2,000	2,392
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,000	1,107

The Tax-Exempt Fund of California — Page 2 of 30

unaudited

Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	$2,000	$2,105
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2030	500	573
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2031	1,300	1,484
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2030	3,000	3,336
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	9,431
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,094
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	2,000	2,053
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2031	5,000	5,834
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2034	12,000	13,856
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031 (preref. 2020)	8,000	8,533
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,021
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2033	1,000	1,115
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,223
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	2,000	2,213
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,165	4,205
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,125
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008, 5.25% 2024 (preref. 2018)	370	370
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033 (preref. 2018)	2,110	2,110
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	365	365
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A. 5.25% 2024 (preref. 2018)	1,630	1,630
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 4.00% 2032	1,830	1,919
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 2041	1,425	1,579
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2036	6,915	7,094
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2041	2,200	2,227
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 2030	2,000	2,156
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,002
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,504
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2030	1,080	1,236
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2031	1,230	1,400
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2032	1,140	1,293
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2033	1,105	1,249
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.80% 2037 (put 2022)1	8,500	8,700
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 1.976% 2047 (put 2021)1	6,400	6,399
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (1-month USD-LIBOR x 0.70 + 0.50%) 2.106% 2047 (put 2019)1	10,000	10,006
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2008-F, 1.75% 2026 (put 2022)	2,255	2,127
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	1,000	1,118
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	2,000	2,332
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	3,982

The Tax-Exempt Fund of California — Page 3 of 30

unaudited

Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	$3,630	$3,637
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	1,001
Municipal Fin. Auth., Charter School Rev. Bonds (Bella Mente Montessori Academy), Series 2018-A, 5.00% 20482	1,150	1,179
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	500	530
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	750	786
Municipal Fin. Auth., Insured Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 5.00% 2031	500	563
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School Dist.), Series 2015-A, BAM insured, 5.00% 2042	4,500	4,914
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,066
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 20452	2,800	3,061
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 20402	2,335	2,543
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 4.00% 20212	850	865
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 20362	1,500	1,615
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2027	300	344
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2028	150	173
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2029	225	257
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2030	225	255
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2031	200	226
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2032	225	253
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2033	225	253
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2049	1,750	1,876
Municipal Fin. Auth., Rev. Bonds (Channing House Project), Series 2017-A, 5.00% 2033	1,000	1,142
Municipal Fin. Auth., Rev. Bonds (Emerson College), Series 2017-B, 5.00% 2035	1,500	1,643
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	3,900	3,713
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2031	2,695	2,975
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2034	1,320	1,441
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2035	1,000	1,088
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2043	3,000	3,211
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	3,000	3,201
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 2048	2,215	2,235
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2029	390	446
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2030	250	286
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2031	1,250	1,428
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2032	925	1,059
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025 (preref. 2020)	4,000	4,237
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030 (preref. 2020)	1,000	1,065
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2029	1,000	1,147
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2030	1,500	1,710
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2031	650	737
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2032	1,000	1,128
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2033	1,000	1,122
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2035	1,000	1,113
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2036	1,150	1,272
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2043	4,380	4,778

The Tax-Exempt Fund of California — Page 4 of 30

unaudited

Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2023	$600	$644
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2024	600	649
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2028	1,135	1,213
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2029	1,390	1,478
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2030	750	850
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2033	500	559
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2034	440	491
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2039	615	676
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2033	650	710
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2034	2,675	2,914
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2035	2,000	2,171
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2036	1,000	1,082
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2037	1,250	1,349
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2042	1,250	1,341
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2047	1,000	1,067
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2033	1,450	1,584
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2034	600	654
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2035	625	678
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2036	600	649
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2037	600	648
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2042	1,000	1,073
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2047	4,010	4,280
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2032	1,500	1,660
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2039	1,000	1,088
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2032	3,000	3,308
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2037	2,000	2,178
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2045	4,000	4,305
Municipal Fin. Auth., Rev. Ref. Bonds (NorthBay Healthcare Group), Series 2016-A, 2.00% 2018	500	500
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,875
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,607
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,088
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029 (preref. 2019)	1,500	1,590
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)2	4,150	4,733
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 2.00% 2044 (put 2020)	7,000	6,888
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 2.325% 20271	8,105	7,913
Northern California Power Agcy., Geothermal Project No. 3 Rev. Bonds, Series 2009-A, 5.50% 2022 (preref. 2019)	1,000	1,024
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	3,755
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,718
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,092
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,107
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025 (preref. 2020)	6,000	6,291
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Company Project), Series 2016, AMT, 4.75% 2046	11,475	12,011
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.125% 2040 (put 2025)	2,000	1,953

The Tax-Exempt Fund of California — Page 5 of 30

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Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 20452	$8,775	$9,044
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2037	2,000	2,117
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2047	4,750	4,956
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,535
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,521
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029 (preref. 2019)	2,000	2,087
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	35	35
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030 (preref. 2020)	2,000	2,103
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 6.00% 2035 (preref. 2020)	2,000	2,110
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,613
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	4,500	4,820
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-County of Monterey (Soledad II)), Series 2006-F, FGIC-National insured, 5.25% 2019	1,500	1,552
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects), Series 2007-A, FGIC-National insured, 5.25% 2023 (escrowed to maturity)	1,890	2,155
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2037	1,500	1,657
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2041	3,000	3,286
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	3,465	3,997
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 20272	750	749
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 20322	2,500	2,610
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 20372	1,485	1,529
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 20442	805	822
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep - Obligated Group), Series 2016, 4.75% 20362	1,365	1,368
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 20552	1,000	1,012
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2016-A, 5.00% 20362	1,000	1,020
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2016-A, 5.00% 20462	750	757
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2017-A, 5.00% 20342	750	770
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools - Obligated Group), Series 2017-G, 5.00% 20302	315	329
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools - Obligated Group), Series 2017-G, 5.00% 20472	250	253
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20462	4,300	4,788
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 20302	1,950	2,059
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 20372	2,105	2,168
School Fin. Auth., School Fac. Rev. Bonds (Kipp LA Projects), Series 2017-A, 5.00% 20372	590	640
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 20372	1,455	1,544
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 20492	5,400	5,659
Southern California Home Fncg. Auth., Single Family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	45	45
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,825
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,692
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	3,000	3,383

The Tax-Exempt Fund of California — Page 6 of 30

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Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	$2,000	$2,066
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase II Project), Series 2011-1, 5.25% 2028	2,500	2,702
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	4,500	4,480
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2028	1,500	1,504
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2037	2,000	2,004
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,500	1,513
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,025
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,000	1,093
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2031	2,000	2,254
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2032	2,115	2,375
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2035	3,000	3,325
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 2042	1,240	1,218
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2032	1,000	1,142
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2033	1,150	1,309
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2035	1,465	1,656
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	1,125	1,164
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,492
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	335	358
Statewide Communities Dev. Auth., Rev. Bonds (Beverly Community Hospital Association), Series 2015, 5.00% 2030	2,575	2,810
Statewide Communities Dev. Auth., Rev. Bonds (Beverly Community Hospital Association), Series 2015, 5.00% 2035	1,500	1,614
Statewide Communities Dev. Auth., Rev. Bonds (Beverly Community Hospital Association), Series 2015, 5.00% 2045	3,000	3,170
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049	5,250	5,687
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 2036	2,000	2,217
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2029	405	459
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2047	1,500	1,624
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 5.00% 2036	3,500	3,918
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044	8,500	9,100

The Tax-Exempt Fund of California — Page 7 of 30

unaudited

Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 2048	$500	$495
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2046	3,820	3,757
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2051	2,750	2,672
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	6,884
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,484
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	1,026
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	4,155	4,350
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 20562	2,000	2,068
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 20582	1,000	1,052
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2029	625	692
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2031	1,135	1,245
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2032	1,500	1,640
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024 (preref. 2020)	1,000	1,058
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042 (preref. 2020)	4,500	4,819
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,750	1,864
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047	2,000	2,126
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 20322	1,135	1,248
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 20412	10,920	11,730
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2040	2,000	2,077
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2031	1,000	1,129
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2034	500	558
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2035	5,050	5,622
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	700	741
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	2,100	2,195
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2031	1,750	1,911
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 20362	3,500	3,727
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 20462	2,250	2,369
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2027	640	757
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028	860	1,023

The Tax-Exempt Fund of California — Page 8 of 30

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Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	$1,500	$1,621
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 20412	2,000	2,094
Statewide Communities Dev. Auth., Student Housing Rev. Custodial Bonds, Series 2017, 4.305% 2032	8,300	8,554
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC), Series 2016, 5.00% 2029	1,000	1,116
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC), Series 2016, 5.00% 2030	1,500	1,666
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC), Series 2016, 5.00% 2035	1,250	1,366
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase I), Series 2011, 5.375% 2038	1,260	1,339
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2009-A, 5.00% 2022	895	908
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2009-A, 5.00% 2022 (preref. 2019)	1,105	1,123
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2037	2,000	2,244
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2038	1,000	1,119
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2039	1,000	1,117
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2019	1,000	1,005
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2021 (preref. 2019)	2,000	2,011
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029 (preref. 2019)	2,780	2,798
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	2,500	2,801
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	3,750	4,185
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2018-O, 5.00% 2048	2,695	2,995
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	1,585	1,609
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,010
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.67%) 2.22% 20371	5,100	4,707
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.74%) 2.29% 20431	8,000	7,103
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	2,050	2,095
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	17,915	18,922
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	2,035	2,020
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	8,850	9,025
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AW, 4.00% 2035	20,840	21,627
		833,732
City, county & other issuers 57.25%
Adelanto Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2039	2,000	2,222
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	1,901
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,120
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	2,000	2,178
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,081
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	3,790	4,090
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,544

The Tax-Exempt Fund of California — Page 9 of 30

unaudited

Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	$2,000	$2,022
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	1,500	1,646
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2042	1,000	1,076
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2046	500	537
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2029	500	547
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040 (preref. 2020)	3,750	3,995
Alta Loma School Dist., G.O. Bonds, 1999 Election, Series A, FGIC-National insured, 0% 2021	2,500	2,352
City of Anaheim, Housing and Public Improvements Auth., Rev. Ref. Bonds, Series 2017-B, 5.00% 2024	2,000	2,231
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Convention Center Expansion Project), Series 2014-A, 5.00% 2028	1,000	1,124
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,817
City of Anaheim, Public Fncg. Auth., Rev. Ref. Bonds (Electric Distribution System Ref.), Series 2012-A, 5.00% 2027 (preref. 2022)	3,500	3,895
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2027	1,120	1,127
Baldwin Park Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	6,420	6,756
Banning Unified School Dist., G.O. Rev. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2035	955	1,077
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	1,500	1,573
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2032	1,000	1,045
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	2,200	2,349
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House), Series 2010, 6.00% 2030 (preref. 2020)	2,000	2,124
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House), Series 2010, 6.125% 2040 (preref. 2020)	3,000	3,192
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,456
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	3,000	3,220
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2032	1,000	1,051
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	4,000	4,156
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2019	545	557
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2021	515	554
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	1,000	1,072
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	7,350	7,830
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.25% 2039 (preref. 2019)	4,000	4,135
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2011-A, 6.00% 2030	1,000	1,100

The Tax-Exempt Fund of California — Page 10 of 30

unaudited

Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2014-A, 5.00% 2043	$1,000	$1,069
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2045 (put 2023)1	2,000	2,044
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.70% 2045 (put 2024)1	7,900	8,151
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.20% 2034 (put 2020)1	2,750	2,762
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 2.30% 2034 (put 2021)1	4,000	4,042
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 2047 (put 2025)	1,000	1,014
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 2.23% 2045 (put 2021)1	4,000	4,019
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	5,000	5,462
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,029
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,697
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	1,250	1,250
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	5,000	5,341
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2028	4,500	5,413
City of Beaumont, Community Facs. Dist. No. 93-1 (Improvement Area No. 8C), Special Tax Bonds, Series 2018-A, 5.00% 2043	1,605	1,732
City of Beaumont, Community Facs. Dist. No. 93-1 (Improvement Area No. 8C), Special Tax Bonds, Series 2018-A, 5.00% 2048	2,860	3,074
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-Backed Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	360	364
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 4.25% 2032	1,350	1,362
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 5.00% 2035	1,300	1,358
City of Cathedral City, Public Fncg. Auth., Tax Allocation Housing Rev. Bonds (2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2030	3,675	3,678
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2030	1,050	1,166
Centinela Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 2033	2,500	2,596
Cerritos Community College Dist., G.O. Bonds, 2004 Election, Series 2012-D, 5.00% 2038	1,000	1,081
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2019	1,000	1,013
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	1,500	1,519
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	500	506
Chabot-Las Positas Community College Dist. (Alameda and Contra Costa Counties), G.O. Rev. Ref. Bonds, Series 2017-A, 4.00% 2042	1,500	1,523
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	1,010	1,121
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	500	553
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	2,260	2,306

The Tax-Exempt Fund of California — Page 11 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	$970	$1,041
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,455	1,591
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	890	1,007
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	920	1,034
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2034	1,180	1,307
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2030	500	580
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2034	665	760
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2035	965	1,099
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2036	1,155	1,310
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2037	1,150	1,301
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2038	515	581
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	6,611
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 2030	1,300	1,371
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 2031	1,200	1,258
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2032	1,065	1,187
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2033	1,080	1,200
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2034	1,355	1,499
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2035	1,515	1,671
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2037	1,875	2,057
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2038	2,075	2,271
City of Concord, Successor Agcy. of the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	925	1,026
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 2025	530	597
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 2036	2,010	2,176
Cotati-Rohnert Park Unified School Dist., G.O. Bonds, 2014 Election, Series 2018-E, BAM insured, 4.00% 2043	2,000	2,025
Eastern Municipal Water Dist., Rev. Ref. Water and Wastewater Rev. Bonds, Series 2018-B, (1-month USD-LIBOR x 0.70 + 0.30%) 1.879% 2030 (put 2021)1	5,890	5,883
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,500	1,632
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2025	2,585	2,798
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,116
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,112
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	1,000	1,106
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,104
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2020	250	256
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2032	2,500	2,532
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2041	4,680	4,988
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	5,000	5,312
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2033	945	1,025
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2035	1,150	1,240
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2043	1,040	1,107
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2048	1,250	1,326
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2033	2,535	2,565
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	1,500	1,687
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,278

The Tax-Exempt Fund of California — Page 12 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Fairfield-Suisun Unified School Dist., G.O. Bonds, 2016 Election , Series 2018, 4.00% 2041	$5,760	$5,844
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 2034	1,255	1,381
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,549
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 2053	3,500	3,348
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,623
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2015-A, 0% 2035	2,000	1,021
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	2,220	2,422
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,137
Fresno Unified School Dist., G.O. Bonds, Series 2016-A, 4.00% 2034	3,000	3,107
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2029	1,500	1,710
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 4.00% 2023	500	540
Grossmont Union High School Dist., G.O. Bonds, 2004 Election, Series 2008, 0% 2032	7,000	4,189
Hartnell Community College Dist., G.O. Bonds, Election 2016, Series 2017-A 4.00% 2047	4,555	4,585
Hemet Unified School Dist., Fincg. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2039	1,850	1,956
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Proj. Area), Series 2016-A, National insured, 4.00% 2030	1,250	1,290
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Proj. Area), Series 2016-A, National insured, 4.00% 2031	1,250	1,286
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2031	250	281
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2033	1,250	1,396
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2034	500	557
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2035	415	460
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2038	1,000	1,099
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2029	500	551
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2029	230	258
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2036	800	873
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2030	500	558
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2034	685	752
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2038	650	706
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2044	2,705	2,857
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2049	1,000	1,054
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2028	825	863
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2031	400	412
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2033	1,615	1,651
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2035	550	605
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2037	650	711

The Tax-Exempt Fund of California — Page 13 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2038	$1,000	$1,090
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2043	2,670	2,906
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2048	4,250	4,614
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2051	1,250	1,372
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2020	1,000	1,036
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	825	919
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2025	710	787
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2028	1,050	1,135
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	3,195	3,654
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2029	2,600	2,875
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2030	1,700	1,866
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2031	1,500	1,638
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	800	871
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2042	1,000	1,072
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	2,000	2,210
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2023	1,000	1,101
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2024	2,000	2,217
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2029	200	223
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2030	370	411
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2031	420	464
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2032	450	495
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2032	175	193
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2033	245	269
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2034	250	273
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2035	250	272
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2036	350	380
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2037	270	293
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 4.00% 2053	1,250	1,198
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 2042	1,000	1,079
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2057	1,000	1,071
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2039	820	889
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2040	810	877

The Tax-Exempt Fund of California — Page 14 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2045	$1,500	$1,622
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2027	2,000	2,239
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,000	1,081
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 2043	1,165	1,255
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 2048	2,265	2,434
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 2048	1,815	1,951
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 2028	2,130	2,364
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 2029	1,000	1,132
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 2032	1,515	1,703
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 2034	2,150	2,403
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2036	1,350	1,398
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2029	4,570	4,998
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	1,375	1,479
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2025	260	298
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2026	435	504
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2027	300	350
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2028	225	261
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2029	240	276
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2030	250	284
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2027	2,000	2,229
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	1,220	1,321
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2024	1,000	1,079
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2025	1,000	1,079
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2026	1,000	1,077
City of Long Beach, Harbor Rev. Bonds, Series 2014-C, 5.00% 2018 (escrowed to maturity)	2,000	2,002
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2031	1,210	1,369
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,750	1,972
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,350	1,516
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 2043	500	549
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	3,576
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2034	1,125	1,222
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	1,750	1,884
Long Beach Community College Dist., G.O. Bonds, 2008 Election, Series 2012-B, 5.00% 2026 (preref. 2022)	3,575	3,964
Long Beach Unified School Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2016, 4.00% 2031	3,720	3,920
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2026	1,000	1,126
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2027	2,000	2,240
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2028	1,700	1,895
City of Los Angeles, Community Redev. Agcy., Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,258
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,035

The Tax-Exempt Fund of California — Page 15 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	$1,250	$1,397
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,729
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	1,000	1,020
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	2,000	2,190
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,081
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,631
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,661
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	551
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2036	1,000	1,092
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,131
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,118
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,114
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,388
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,106
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2036	1,400	1,543
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,386
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2033	1,255	1,411
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	1,345	1,495
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2037	1,450	1,608
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2044	1,230	1,349
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 2032	5,000	5,699
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 2032	3,450	3,876
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,034
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,079
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2027	1,500	1,508
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2028	1,835	1,845
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	1,500	1,508
City of Los Angeles, Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,045
City of Los Angeles, Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039 (preref. 2019)	1,000	1,027
City of Los Angeles, Harbor Dept., Rev. Bonds, Series 2014-B, AMT, 5.00% 2032	3,000	3,311

The Tax-Exempt Fund of California — Page 16 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	$2,085	$2,235
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2011-B, 5.00% 2023	1,000	1,081
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2021	1,000	1,072
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	2,000	2,261
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2016-B, 4.00% 2034	1,590	1,646
City of Los Angeles, Housing Auth., Mortgage Rev. Ref. Bonds (Property Acquisition Ref.), Series 2009-A, 6.375% 2039	2,000	2,034
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.375% 2039 (preref. 2019)	4,500	4,595
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2009-E, 5.00% 2026	2,000	2,041
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,145
County of Los Angeles, Sanitation Dist. Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14), Series 2015-A, 5.00% 2032	2,000	2,269
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039 (preref. 2020)	1,000	1,058
Los Angeles County Facs. Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2043	3,250	3,652
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-B-1, 5.00% 2032	1,465	1,701
Los Angeles Unified School Dist., G.O. Bonds, 2004 Election, Series 2009-I, 5.00% 2034	2,000	2,039
Los Rios Community College Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2012, 5.00% 2028	3,000	3,290
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,100	2,812
Manhattan Beach Unified School Dist., G.O. Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,500	2,950
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2032	430	437
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2033	470	476
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2034	515	519
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2034	1,000	1,104
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2038	1,100	1,200
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	2,065	2,335
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	560	632
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2034	1,095	1,221
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2035	1,465	1,628
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2036	1,290	1,428
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2033	2,505	2,772
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 0% 2028	1,500	1,100
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2033	3,165	3,298
Moorpark Unified School Dist., G.O. Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	2,000	933
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2028	1,090	1,220
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2030	1,280	1,423
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2032	1,480	1,633
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2034	1,720	1,884
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2035	925	1,011
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	3,000	3,320
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.625% 2035	1,300	1,408
Municipal Fin. Auth., Lease Rev. Bonds (Orange County Civic Center Infrastructure Improvement Program), Series 2017-A, 5.00% 2042	5,000	5,603

The Tax-Exempt Fund of California — Page 17 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Ref. Bonds (City of Anaheim System Dist. Facs. Qualified Obligations), Series 2015-A, (SIFMA Municipal Swap Index + 0.35%) 1.95% 2045 (put 2020)1	$3,500	$3,504
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,093
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,082
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	3,000	3,186
Murrieta Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insurance, 5.00% 2030	1,250	1,414
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 4.00% 2021	1,000	1,047
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2025	2,795	3,164
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	400	453
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2027	300	336
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2028	3,320	3,678
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2029	3,520	3,881
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2030	1,750	1,922
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	2,790	3,078
Natomas Unified School Dist., G.O. Bonds, Series 2017, BAM insured, 5.00% 2032	1,000	1,124
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, 4.00% 2047	4,000	4,038
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Rev. Ref. Bonds, Series 2017, BAM insured, 5.00% 2029	1,040	1,186
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Rev. Ref. Bonds, Series 2017, BAM insured, 5.00% 2031	2,355	2,656
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Rev. Ref. Bonds, Series 2017, BAM insured, 5.00% 2033	1,000	1,119
Oakland Unified School Dist., G.O. Bonds, Series 2013, 6.625% 2038 (preref. 2021)	4,000	4,503
Oakland Unified School Dist., G.O. Bonds, Series 2015-A, 5.00% 2030	1,250	1,419
Oakland Unified School Dist., G.O. Bonds, Series 2015-A, 5.00% 2031	1,500	1,700
Oakland Unified School Dist., G.O. Bonds, Series 2015-A, 5.00% 2040	5,550	6,159
Oakland Unified School Dist., G.O. Bonds, Series 2017-C, 5.00% 2031	2,000	2,296
Oakland Unified School Dist., G.O. Bonds, Series 2017-C, 5.00% 2038	1,000	1,116
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2021	1,250	1,331
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	3,000	3,248
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2022	1,645	1,799
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2023	6,000	6,662
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2027	4,895	5,654
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2028	500	572
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2029	250	285
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2033	1,000	1,045
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2034	1,000	1,041
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2035	1,000	1,036
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	2,000	2,207
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2026	2,500	2,751
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2024	820	895
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2025	1,720	1,869
County of Orange, Community Facs. Dist. No. 2004-1 (Ladera Ranch), Special Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,100	2,240
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series A, 5.00% 2029	1,000	1,094
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series A, 5.00% 2033	1,400	1,514
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series A, 5.25% 2045	675	729

The Tax-Exempt Fund of California — Page 18 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 2042	$5,000	$5,385
County of Orange, Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2029 (preref. 2019)	3,000	3,025
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2036	2,000	2,255
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2045	6,770	7,513
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	2,740	2,756
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	1,820	1,829
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 2031	1,000	1,137
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 2032	1,000	1,133
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 2038	1,190	503
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 2039	240	96
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2032	255	147
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2037	1,600	713
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2038	1,505	636
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2039	840	336
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	4,250	4,710
Palomar Community College Dist., Rev. Ref. Bonds, Series 2015, 5.00% 2032	3,000	3,393
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	970	1,067
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2030	1,000	1,036
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	1,000	1,032
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,104
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2039	1,120	1,180
Palomar Health, Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2042	3,000	3,199
Palomar Pomerado Health, Certs. of Part., Series 2009, 6.75% 2039 (preref. 2019)	3,500	3,672
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2030 (preref. 2020)	1,500	1,620
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2041 (preref. 2020)	3,710	4,007
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2028	3,000	2,125
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	9,350	6,305
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	1,829
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2036	2,250	2,297
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 5.00% 2024	990	1,088
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 5.00% 2025	940	1,039
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 5.00% 2029	1,265	1,401
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 5.00% 2033	1,480	1,616
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 5.00% 2035	1,000	1,085
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 5.00% 2037	1,325	1,428
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	1,325	1,435

The Tax-Exempt Fund of California — Page 19 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2032	$2,675	$2,885
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2033	2,885	3,103
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	1,490	1,600
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	2,000	2,136
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 2030	1,590	1,885
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 2031	500	596
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref Bonds, Series 2012, BAM insured, 5.00% 2033	975	1,027
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref Bonds, Series 2012, BAM insured, 5.00% 2036	525	551
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2034	995	1,100
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	990	1,084
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,345	1,461
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	1,600	1,723
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	995	1,066
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	995	1,064
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2030	990	1,109
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2033	1,230	1,366
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,855	2,075
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, G.O. Bonds, 2008 Election, Series 2011-B, 0% 2035	7,325	3,761
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2037	500	499
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,711
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,139
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	4,065	4,578
Rancho Santiago Community College Dist., G.O. Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,123
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,250	1,488
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2028	1,000	1,182
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,250	1,467
City of Redding, Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	656
City of Redding, Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,642
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Series 2012, AMT, 5.00% 2019	525	528
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039	2,455	2,700
Rio Hondo Community College Dist., G.O. Bonds, 2004 Election, Series 2010-C, 0% 2028	1,000	725
Rio Hondo Community College Dist., G.O. Bonds, 2004 Election, Series 2010-C, 0% 2029	2,000	1,376
City of Riverside, Sewer Rev. Bonds, Series 2015-A, 5.00% 2031	2,500	2,823
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	2,295	2,550
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2016-A, BAM insured, 5.00% 2026	2,500	2,869
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2028	2,000	2,268
County of Riverside, Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2044	2,500	2,726

The Tax-Exempt Fund of California — Page 20 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
County of Riverside, Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2048	$3,000	$3,266
Riverside Unified School Dist., Fncg. Auth., 2015 Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2033	2,315	2,553
Riverside Unified School Dist., Fncg. Auth., 2015 Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2034	1,500	1,651
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,100	1,216
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2035	890	978
Romoland School Dist., Special Tax Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 2039	990	1,069
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2027	250	283
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2028	360	404
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2030	760	843
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2031	830	917
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2032	900	990
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2033	975	1,069
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2034	855	935
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2035	1,140	1,244
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2037	1,000	1,086
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2041	1,255	1,354
City of Roseville, Fiddyment Ranch Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2031	1,000	1,106
City of Roseville, Fiddyment Ranch Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2032	1,635	1,795
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 4.00% 2022	555	593
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	275	310
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	225	257
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2027	900	1,066
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2028	305	359
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2029	1,000	1,168
City of Roseville, Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,270
City of Roseville, Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,300	3,622
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2023	1,000	1,104
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,005	1,119
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,000	1,098
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	500	544
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	2,000	2,157

The Tax-Exempt Fund of California — Page 21 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Sacramento, Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2020	$995	$1,050
City of Sacramento, Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2021	900	977
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,241
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,081
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	4,968
City of Sacramento, Natomas Central Community Facs. Dist. No. 2006-02, Special Tax Bonds, Series 2016, 5.00% 2041	235	251
City of Sacramento, Natomas Central Community Facs. Dist. No. 2006-02, Special Tax Bonds, Series 2016, 5.00% 2046	1,750	1,857
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Rev. Ref. Bonds, Series 2013-E, 5.00% 2030	1,250	1,357
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 2025	2,565	2,860
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2036	460	480
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2036 (preref. 2020)	540	570
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2042	1,875	1,955
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2042 (preref. 2020)	1,125	1,187
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,104
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	2,200	2,408
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2033	3,000	3,364
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2034	3,000	3,353
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2035	4,000	4,453
County of Sacramento, Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.53%) 2.085% 20351	13,500	13,145
County of Sacramento, Single Family Mortgage Rev. Bonds (GNMA Mortgage-Backed Securities Program), Series 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	1,601
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 2.105% 20341	5,000	4,888
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 2041	1,000	1,106
Sacramento Unified School Dist., G.O. Bonds, 2002 Election, Series 2007, Assured Guaranty Municipal insured, 0% 2028	6,525	4,679
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 2043	1,860	2,011
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 2048	1,775	1,918
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2021	1,150	1,239
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	1,500	1,651
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2024	1,250	1,402
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,119
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2028	1,245	1,388
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2042	5,000	5,048
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	11,840
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2030	250	271

The Tax-Exempt Fund of California — Page 22 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2031	$490	$531
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2032	495	533
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2037	980	1,050
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2009-A, 5.25% 2034 (preref. 2019)	1,500	1,529
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2009-A, 5.375% 2034 (preref. 2019)	2,000	2,040
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022 (preref. 2019)	2,000	2,036
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2039	5,000	5,598
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), Series 2010, 5.125% 2040 (preref. 2020)	3,000	3,154
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), Series 2010, 5.25% 2030 (preref. 2020)	2,000	2,106
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,046
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2030	1,550	1,621
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,091
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043	2,000	2,149
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-A, 5.00% 2035	1,000	1,123
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2029	1,980	2,246
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2035	2,495	2,753
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2036	750	825
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2037	750	823
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2032	2,910	3,083
San Diego Unified School Dist., G.O. Bonds, 2012 Election, Series 2013-C, 5.00% 2035	2,000	2,209
San Diego Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015-R-4, 5.00% 2027	5,000	5,803
San Diego Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-R-5, 4.00% 2029	1,500	1,604
San Diego Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-SR-1, 4.00% 2032	1,000	1,046
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	4,805	4,942
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	2,770	2,829
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039 (preref. 2019)	230	235
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,292
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,103
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,777
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,073
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,070
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,602
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2042	2,000	2,167
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	3,000	3,239
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2027	1,000	1,156

The Tax-Exempt Fund of California — Page 23 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Certs. of Part., (Moscone Convention Center Expansion Project), Series 2017-B, 4.00% 2038	$2,000	$2,049
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2024 (preref. 2019)	2,000	2,065
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	6,718
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2018-C, 2.125% 2048 (put 2023)	3,000	2,974
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Rev. Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2024	1,510	1,654
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Rev. Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2028	1,400	1,523
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2033 (preref. 2021)	500	554
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041 (preref. 2021)	1,875	2,076
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.50% 2030 (preref. 2019)	975	1,010
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2033 (preref. 2021)	810	900
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041 (preref. 2021)	2,500	2,779
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2043	2,100	2,274
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2031	425	481
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2033	1,000	1,125
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, National insured, 5.00% 2041	2,100	2,311
City of San Francisco, Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,372
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto, Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2027	900	1,004
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 2034	765	827
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 2035	200	215
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Bonds, Series 1993, 0% 2019 (escrowed to maturity)	4,150	4,139
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Bonds, Series 1993, 0% 2023 (escrowed to maturity)	5,900	5,369
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,300	2,481
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,521
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,217
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2020	2,080	2,158
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	2,000	2,206
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,098
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,634
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	900	1,019
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	150	173
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	2,000	2,299
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 4.00% 2037	3,435	3,509
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,115	2,409

The Tax-Exempt Fund of California — Page 24 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2035	$1,280	$1,449
County of San Mateo, Community College Dist., G.O. Bonds, 2014 Election, Series 2018-B, 5.00% 2045	4,000	4,529
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2038	2,000	2,165
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 6.25% 2024	3,500	3,841
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 5.25% 2032	2,000	2,162
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,378
City of Santa Clara, Redev. Agcy., Tax Allocation Bonds (Bayshore North Project), Series 2011, 0% 2024 (preref. 2021)	4,310	3,271
City of Santa Clara, Redev. Agcy., Tax Allocation Bonds (Bayshore North Project), Series 2011, 0% 2025 (preref. 2021)	4,000	2,799
County of Santa Clara, Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	2,500	2,503
County of Santa Cruz, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	3,750	4,004
City of Santa Fe Springs, Community Dev. Commission, Consolidated Redev. Project, Tax Allocation Bonds, Current Interest and Capital Appreciation Bonds, Series 2006-A, National insured, 0% 2022	1,135	1,029
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	835	919
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2029	2,150	2,330
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2038	460	490
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.00% 2032	2,000	2,149
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 2036	1,250	1,370
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 2042	2,500	2,733
Community of Santaluz, Community Facs. Dist. No. 2, Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2028	875	940
Community of Santaluz, Community Facs. Dist. No. 2, Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2029	1,405	1,508
Saugus Union School Dist., G.O. Rev. Ref. Bonds, 2006 Election, Series 2006, FGIC - National insured, 5.25% 2021	2,000	2,172
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2033	1,240	1,340
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2041	2,475	2,634
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2046	3,495	3,708
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2022	1,000	1,101
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2028	3,500	3,831
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2031	1,250	1,423
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2032	1,750	1,982
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2035	2,000	2,237
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2011-C, 5.25% 2023 (preref. 2020)	2,000	2,133
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2035	500	516
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2024	500	571
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2028	1,000	1,123
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2029	4,000	4,540

The Tax-Exempt Fund of California — Page 25 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	$7,800	$8,782
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2047	4,750	4,702
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2032	5,000	5,591
Temecula Valley Unified School Dist., Fncg. Auth., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2018, 5.00% 2050	1,000	1,081
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2030	1,000	1,116
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2031	1,500	1,670
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,107
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	2,065	2,278
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2040	1,600	1,744
Temecula Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2045	2,000	2,010
City of Thousand Oaks, Community Facs. Dist. No. 1994-1, Special Tax Rev. Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	690	714
City of Thousand Oaks, Community Facs. Dist. No. 1994-1, Special Tax Rev. Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	3,265	3,370
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	5,930	5,945
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,819
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,423
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035 (preref. 2020)	2,000	2,074
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	3,000	3,187
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2036	2,000	2,243
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Rev. Ref. Bonds (Tustin Legacy/Columbus Villages), Series 2015-A, 4.00% 2035	250	245
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Rev. Ref. Bonds (Tustin Legacy/Columbus Villages), Series 2015-A, 5.00% 2026	865	992
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Rev. Ref. Bonds (Tustin Legacy/Columbus Villages), Series 2015-A, 5.00% 2030	2,750	2,967
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Rev. Ref. Bonds (Tustin Legacy/Columbus Villages), Series 2015-A, 5.00% 2031	1,000	1,109
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Rev. Ref. Bonds (Tustin Legacy/Columbus Villages), Series 2015-A, 5.00% 2033	1,135	1,251
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Rev. Ref. Bonds (Tustin Legacy/Columbus Villages), Series 2015-A, 5.00% 2040	750	805
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-1A, 5.00% 2028	3,000	3,298
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-1A, 5.00% 2029	1,000	1,093
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-1A, 5.00% 2030	1,535	1,672
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-1A, BAM insured, 5.00% 2038	2,500	2,713
Twin Rivers Unified School Dist., G.O. Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 2041	15,700	5,756
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 2046	3,000	3,320
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 2045	2,200	2,214

The Tax-Exempt Fund of California — Page 26 of 30

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Bonds, notes & other debt instruments California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
County of Ventura, Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2043	$3,000	$3,266
Victor Elementary School Dist., Community Facs. Dist. No. 2005-1, Special Tax Bonds, Series 2018, 5.00% 2046	1,250	1,366
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2031	1,000	1,038
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2032	7,500	7,757
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	3,630	3,722
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2036	1,665	1,698
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	5,400	5,497
City of Walnut, Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,061
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.00% 2025	1,500	1,549
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.25% 2030	2,000	2,078
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 5.00% 2042	1,000	1,061
Washington Township Health Care Dist., Rev. Bonds, Series 2017-B, 5.00% 2029	600	662
Washington Township Health Care Dist., Rev. Bonds, Series 2017-B, 5.00% 2030	2,500	2,745
Washington Township Health Care Dist., Rev. Bonds, Series 2017-B, 5.00% 2032	1,350	1,471
Washington Township Health Care Dist., Rev. Bonds, Series 2017-B, 5.00% 2033	1,000	1,085
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2010-D-2, Assured Guaranty Municipal insured, 0% 2036	6,000	2,915
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2027	3,000	3,288
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2032	3,500	3,827
City of West Hollywood, Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project), Series 2011-A, 7.50% 2042	1,250	1,424
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 2042	1,150	1,197
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	600	665
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,240	1,361
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2031	3,105	3,226
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2035	2,220	2,269
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	10,000	10,598
		1,279,522
Guam 0.38%
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	4,000	4,360
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2037	400	416
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	1,300	1,370
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2037	1,200	1,261
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2040	1,000	1,043
		8,450
Puerto Rico 0.60%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,900	8,136
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2021	500	483
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,228
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)3	170	207

The Tax-Exempt Fund of California — Page 27 of 30

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Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	$1,500	$1,378
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2019	1,000	976
		13,408
Total bonds, notes & other debt instruments (cost: $2,122,838,000)		2,135,112
Short-term securities 3.93%
IAM Commercial Paper, Series 2018-A-6, 1.69% 11/1/2018	1,050	1,050
IAM Commercial Paper, Series 2018-A-8, 1.70% 12/4/2018	10,000	10,000
County of Los Angeles, Capital Asset Leasing Corp., IAM Commercial Paper, Series 2018-B, 1.74% 1/8/2019	6,000	6,000
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	8,000	8,113
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 1.36% 20371	7,500	7,500
Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 1.49% 20421	5,950	5,950
County of Riverside, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	4,000	4,059
San Diego Public Water Facs. Fin. Auth., IAM Commercial Paper, Series 2018-B, 1.65% 11/1/2018	4,746	4,746
Statewide Communities Dev. Auth., IAM Commercial Paper, Series 2008-B, 1.75% 1/4/2019	5,000	5,000
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.43% 20241	2,000	2,000
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 1.35% 20481	500	500
Regents of the University of California, IAM Commercial Paper, Series 2018-A, 1.69% 11/6/2018	13,000	13,000
County of Ventura, Tax and Rev. Anticipation Notes, Series 2018, 2.50% 7/1/2019	3,985	4,004
Dept. of Water Resources, IAM Commercial Paper, Series 2018, 1.68% 11/5/2018	12,000	12,000
Dept. of Water Resources, IAM Commercial Paper, Series 2018, 1.70% 11/2/2018	4,000	4,000
Total short-term securities (cost: $87,948,000)		87,922
Total investment securities 99.46% (cost: $2,210,786,000)		2,223,034
Other assets less liabilities 0.54%		12,082
Net assets 100.00%		$2,235,116

1	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $75,405,000, which represented 3.37% of the net assets of the fund.
3	Step bond; coupon rate may change at a later date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

The Tax-Exempt Fund of California — Page 28 of 30

unaudited

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2018, all of the fund’s investments were classified as Level 2.

Key to abbreviations and symbol
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars

The Tax-Exempt Fund of California — Page 29 of 30

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2018 Capital Group. All rights reserved.

MFGEFPX-020-1218O-S66097	The Tax-Exempt Fund of California — Page 30 of 30

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 28, 2018